Pacer US Small Cap Cash Cows 100 ETF
Schedule of Investments
July 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.7%
Agriculture - 1.2%
Vector Group Ltd.	36,399	$321,039
Apparel - 4.7%
Kontoor Brands, Inc.	25,130	481,491
Steven Madden Ltd.	13,770	291,648
Wolverine World Wide, Inc.	18,216	437,913
		1,211,052
Auto Parts & Equipment - 1.7%
GARRETT MOTION, Inc. (a)	41,492	243,973
Gentherm, Inc. (a)	4,843	187,763
		431,736
Biotechnology - 1.7%
Innoviva, Inc. (a)(b)	32,484	439,996
Building Materials - 5.0%
American Woodmark Corp. (a)	3,664	295,392
Apogee Enterprises, Inc.	5,044	108,900
Boise Cascade Co.	7,898	367,968
Gibraltar Industries, Inc. (a)	4,326	223,741
Patrick Industries, Inc.	4,668	298,518
		1,294,519
Chemicals - 1.2%
Hawkins, Inc.	1,568	80,799
Kraton Corp. (a)	16,917	222,459
		303,258
Coal - 1.9%
Warrior Met Coal, Inc.	30,433	484,493
Commercial Services - 4.1%
American Public Education, Inc. (a)	1,936	56,357
Cardtronics PLC - Class A (a)	10,867	242,660
Heidrick & Struggles International, Inc.	5,173	104,650
Kelly Services, Inc. - Class A	10,719	158,748
Korn/Ferry International	9,807	275,577
Resources Connection, Inc.	7,309	82,592
TrueBlue, Inc. (a)	9,662	149,084
		1,069,668
Construction - 0.4%
MYR Group, Inc. (a)	3,057	112,100
Distribution/Wholesale - 3.6%
G-III Apparel Group Ltd. (a)	26,132	258,445
ScanSource, Inc. (a)	10,198	234,044
Veritiv Corp. (a)	29,106	445,613
		938,102
Educational Services - 0.6%
Perdoceo Education Corp. (a)	10,976	158,054
Electrical Components & Equiptment - 0.8%
Insteel Industries, Inc.	6,819	127,106
Powell Industries, Inc.	2,822	74,924
		202,030
Electronics - 3.3%
Comtech Telecommunications Corp.	4,621	75,877
Sanmina Corp. (a)	18,643	553,324
SMART Global Holdings, Inc. (a)	7,678	214,140
		843,341
Energy-Alternate Sources - 1.2%
FutureFuel Corp.	4,906	64,661
Renewable Energy Group, Inc. (a)	8,999	248,193
		312,854
Engineering & Construction - 2.4%
Arcosa, Inc.	7,954	335,818
Comfort Systems USA, Inc.	5,923	294,432
		630,250
Food - 4.9%
Seneca Foods Corp. - Class A (a)	5,906	231,397
SpartanNash Co.	19,959	419,638
United Natural Foods, Inc. (a)	30,874	612,849
		1,263,884
Forest Products & Paper - 0.8%
Schweitzer-Mauduit International, Inc.	6,600	214,698
Home Builders - 2.6%
Meritage Homes Corp. (a)	6,778	672,242
Home Furnishings - 1.6%
Ethan Allen Interiors, Inc.	8,255	97,739
Sleep Number Corp. (a)	6,880	319,920
		417,659
Household Products/Wares - 1.8%
Central Garden & Pet Co. (a)	8,570	324,460
Quanex Building Products Corp.	9,224	129,597
		454,057
Internet - 0.3%
QuinStreet, Inc. (a)	6,197	72,350
Manufacturing - 15.4%
Arconic Corp. (a)	26,188	426,603
Astec Industries, Inc.	3,168	140,944
DMC Global, Inc.	2,037	59,847
Dorian LPG Ltd. (a)	31,593	269,804
Haynes International, Inc.	1,715	31,487
Lantheus Holdings, Inc. (a)	8,437	113,731
Lydall, Inc. (a)	7,609	123,266
Materion Corp.	2,661	152,795
Meritor, Inc. (a)	23,827	542,064
Natus Medical, Inc. (a)	4,946	91,897
Neenah, Inc.	2,878	128,388
PH Glatfelter Co.	10,024	159,682
Power Integrations, Inc.	3,273	399,404
UFP Industries, Inc.	9,842	573,001
Universal Electronics, Inc. (a)	2,184	100,617
US Concrete, Inc. (a)	8,653	214,768
Xperi Holding Corp.	24,355	449,106
		3,977,404
Metal Fabricate/Hardware - 2.8%
AZZ, Inc.	5,724	180,764
Mueller Industries, Inc.	14,494	405,252
Tredegar Corp.	8,758	139,077
		725,093
Mining - 1.1%
Kaiser Aluminum Corp.	4,461	276,359
Miscellaneous Manufacturing - 0.7%
EnPro Industries, Inc.	3,923	187,245
Pharmaceuticals - 7.4%
Coherus Biosciences, Inc. (a)	10,279	180,808
Corcept Therapeutics, Inc. (a)(b)	16,931	253,118
Owens & Minor, Inc.	63,071	1,014,182
Supernus Pharmaceuticals, Inc. (a)	8,417	187,404
USANA Health Sciences, Inc. (a)	2,777	225,437
Vanda Pharmaceuticals, Inc. (a)	5,434	54,775
		1,915,724
Professional, Scientific, and Technical Services - 0.6%
NextGen Healthcare, Inc. (a)	11,350	165,937
Retail - 12.6%
Asbury Automotive Group, Inc. (a)	6,258	626,739
Big Lots, Inc.	14,151	556,700
Genesco, Inc. (a)	7,197	111,913
GMS, Inc. (a)	15,001	351,473
La-Z-Boy, Inc.	8,159	232,205
Michaels Cos., Inc. (a)(b)	85,915	616,870
Movado Group, Inc.	2,689	25,922
Shoe Carnival, Inc. (b)	4,201	103,135
Signet Jewelers Ltd.	42,047	451,585
Zumiez, Inc. (a)	7,413	171,240
		3,247,782
Retail Trade - 2.9%
Guess?, Inc. (b)	31,525	325,969
ODP Corp.	18,887	416,836
		742,805
Semiconductors - 1.3%
Photronics, Inc. (a)	9,559	113,561
Ultra Clean Holdings, Inc. (a)	7,352	221,222
		334,783
Software - 0.7%
Computer Programs & Systems, Inc.	3,007	74,213
MicroStrategy, Inc. - Class A (a)	869	107,686
		181,899
Telecommunications - 0.6%
NETGEAR, Inc. (a)	4,931	151,628
Transportation - 1.7%
ArcBest Corp.	7,451	226,436
Forward Air Corp.	4,182	217,422
		443,858
Transportation and Warehousing - 2.5%
Bristow Group, Inc. (a)	1,803	28,866
Hub Group, Inc. - Class A (a)	4,692	248,207
SkyWest, Inc.	13,772	362,341
		639,414
Wholesale Trade - 2.6%
Applied Industrial Technologies, Inc.	7,080	446,889
Foundation Building Materials, Inc. (a)	17,238	236,678
		683,567
TOTAL COMMON STOCKS (Cost $23,912,684)		25,520,880

REAL ESTATE INVESTMENT TRUSTS - 1.2%
Tanger Factory Outlet Centers, Inc. (b)	48,239	310,177
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $343,013)		310,177
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account 0.04% (c)	$14,329	14,329
TOTAL SHORT-TERM INVESTMENTS (Cost $14,329)		14,329

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.6%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.6%	1,693,687	$1,693,687
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,693,687)		1,693,687

Total Investments (Cost $25,963,713) - 106.6%		27,539,073
Liabilities in Excess of Other Assets - (6.6)%		(1,694,945)
TOTAL NET ASSETS - 100.0%		$25,844,128

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2020. The total value of securities on loan is $1,588,861 or 6.1% of net assets.
(c)	The rate shown is as of July 31, 2020.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 25,520,880	$ -	$ -	$ -	$ 25,520,880
Real Estate Investment Trusts	310,177	-	-	-	310,177
Short-Term Investments	14,329	-	-	-	14,329
Investments Purchased with Proceeds from Securities Lending	-	-	-	1,693,687	1,693,687
Total Investments in Securities	$ 25,845,386	$ -	$ -	$ 1,693,687	$ 27,539,073
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.